UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-03175

Exact name of registrant as specified in charter:	Prudential Sector Funds, Inc.

Address of principal executive offices:	655 Broad Street, 17th Floor,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
655 Broad Street, 17th Floor,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	11/30/2017

Date of reporting period:	8/31/2017

Item 1. Schedule of Investments

Prudential Financial Services Fund

Schedule of Investments

as of August 31, 2017 (unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 99.8%
COMMON STOCKS
Application Software — 2.0%
SS&C Technologies Holdings, Inc.	92,573	$3,583,501

Asset Management & Custody Banks — 4.2%
Amundi SA (France), 144A	69,296	5,333,853
Banca Generali SpA (Italy)	66,386	2,196,562

		7,530,415

Consumer Finance — 7.4%
Capital One Financial Corp.	94,131	7,493,769
Synchrony Financial	186,361	5,738,055

		13,231,824

Diversified Banks — 52.5%
Atlas Mara Ltd. (British Virgin Islands)*	736,296	1,803,925
Bank of America Corp.	327,553	7,825,241
Bank of Baroda (India)	2,369,428	5,119,819
Bank of Nova Scotia (The) (Canada)	91,704	5,705,292
Bank of NT Butterfield & Son Ltd. (The) (Bermuda)	110,952	3,648,102
Bank Tabungan Pensiunan Nasional Tbk PT (Indonesia)	16,822,400	3,214,007
BNP Paribas SA (France)	99,083	7,533,062
Canadian Imperial Bank of Commerce (Canada)	61,269	5,147,332
Citigroup, Inc.	135,440	9,213,983
FinecoBank Banca Fineco SpA (Italy)	787,168	6,777,434
HSBC Holdings PLC (United Kingdom)	560,800	5,436,779
ING Groep NV, CVA (Netherlands)	492,732	8,746,369
JPMorgan Chase & Co.	80,015	7,272,563
Permanent TSB Group Holdings PLC (Ireland)*(a)	1,106,762	2,307,906
Swedbank AB (Sweden) (Class A Stock)	150,802	4,079,038
Unicaja Banco SA (Spain), 144A*	1,268,500	2,008,411
Van Lanschot Kempen NV, CVA (Netherlands)	244,832	7,967,939

		93,807,202

Diversified Capital Markets — 2.5%
UBS Group AG (Switzerland)	274,525	4,523,319

Investment Banking & Brokerage — 2.5%
TD Ameritrade Holding Corp.	104,036	4,506,840

Life & Health Insurance — 9.0%
AIA Group Ltd. (Hong Kong)	1,003,800	7,731,069
Prudential PLC (United Kingdom)(g)	189,293	4,443,492
Sony Financial Holdings, Inc. (Japan)	249,600	3,935,102

		16,109,663

Multi-Line Insurance — 2.6%
Ageas (Belgium)	99,161	4,603,533

Property & Casualty Insurance — 4.4%
Tokio Marine Holdings, Inc. (Japan)	109,600	4,364,258
XL Group Ltd. (Bermuda)	85,997	3,522,437

		7,886,695

Regional Banks — 8.7%
GronlandsBANKEN A/S (Greenland)	10,852	1,101,066
M&T Bank Corp.	21,390	3,162,725
PNC Financial Services Group, Inc. (The)	71,545	8,972,459
Signature Bank*	17,407	2,234,014

		15,470,264

Specialized Finance — 1.5%
Banca Farmafactoring SpA (Italy), 144A*	465,701	2,773,703

Thrifts & Mortgage Finance — 2.5%
Genworth Mortgage Insurance Australia Ltd. (Australia)	1,907,392	4,396,416

TOTAL LONG-TERM INVESTMENTS (cost $149,027,923)		178,423,375

SHORT-TERM INVESTMENTS — 1.7%
AFFILIATED MUTUAL FUND — 1.1%
Prudential Investment Portfolios 2 — Prudential Institutional Money Market Fund (cost $1,873,932; includes $1,870,348 of cash collateral for securities on loan)(b)(w)	1,873,745	1,873,932

UNAFFILIATED MUTUAL FUND — 0.6%
Morgan Stanley Institutional Liquidity Funds — Government Portfolio (cost $1,148,603)	1,148,603	1,148,603

TOTAL SHORT-TERM INVESTMENTS (cost $3,022,535)		3,022,535

TOTAL INVESTMENTS — 101.5% (cost $152,050,458)(x)		181,445,910
Liabilities in excess of other assets — (1.5)%		(2,658,275)

NET ASSETS — 100.0%		$178,787,635

See Glossary for abbreviations used in the quarterly schedule of portfolio holdings:

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $1,632,734; cash collateral of $1,870,348 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments.
(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(g)	An affiliated security.
(w)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Institutional Money Market Fund.
(x)	The United States federal income tax basis of investments and the net unrealized appreciation were as follows:

Tax Basis	$152,760,411

Gross Unrealized Appreciation	38,942,055
Gross Unrealized Depreciation	(10,256,556)

Net Unrealized Appreciation	$28,685,499

The book basis may differ from tax basis due to certain tax-related adjustments.

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of August 31, 2017 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Australia	$—	$4,396,416	$—
Belgium	—	4,603,533	—
Bermuda	7,170,539	—	—
British Virgin Islands	1,803,925	—	—
Canada	10,852,624	—	—
France	—	12,866,915	—
Greenland	—	1,101,066	—
Hong Kong	—	7,731,069	—
India	—	5,119,819	—
Indonesia	—	3,214,007	—
Ireland	—	2,307,906	—
Italy	—	11,747,698	—
Japan	—	8,299,360	—
Netherlands	—	16,714,308	—
Spain	2,008,411	—	—
Sweden	—	4,079,038	—
Switzerland	—	4,523,320	—
United Kingdom	—	9,880,271	—
United States	60,003,150	—	—
Affiliated Mutual Fund	1,873,932	—	—
Unaffiliated Mutual Fund	1,148,603	—	—

Total	$84,861,184	$96,584,726	$—

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

Country Allocation:

The country allocation of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of August 31, 2017 were as follows:

United States	35.3%
Netherlands	9.3
France	7.2
Italy	6.6
Canada	6.1
United Kingdom	5.5
Japan	4.6
Hong Kong	4.3
Bermuda	4.0
India	2.9
Belgium	2.6
Switzerland	2.5
Australia	2.5
Sweden	2.3
Indonesia	1.8
Ireland	1.3
Spain	1.1
British Virgin Islands	1.0
Greenland	0.6

101.5
Liabilities in excess of other assets	(1.5)

100.0%

Prudential Jennison Health Sciences Fund

Schedule of Investments

as of August 31, 2017 (unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 98.1%
COMMON STOCKS — 98.0%
Biotechnology — 54.0%
Aeglea BioTherapeutics, Inc.*(a)	602,772	$2,477,393
Agios Pharmaceuticals, Inc.*(a)	124,493	7,875,427
Aileron Therapeutics, Inc.*	205,051	2,390,895
Alexion Pharmaceuticals, Inc.*	342,063	48,713,192
Alkermes PLC*(a)	303,891	15,431,585
Amicus Therapeutics, Inc.*(a)	3,473,903	48,426,208
Argenx SE (Netherlands), ADR*(a)	101,286	2,088,517
Audentes Therapeutics, Inc.*	687,019	14,420,529
Avexis, Inc.*(a)	143,931	13,435,959
BioCryst Pharmaceuticals, Inc.*(a)	1,379,894	7,037,459
BioMarin Pharmaceutical, Inc.*(a)	1,465,668	132,188,597
Bluebird Bio, Inc.*(a)	575,051	71,795,117
Blueprint Medicines Corp.*	164,870	8,939,251
Celgene Corp.*	907,457	126,073,001
Clovis Oncology, Inc.*	841,446	64,008,797
Corvus Pharmaceuticals, Inc.*(a)	604,928	9,781,686
DBV Technologies SA (France), ADR*(a)	637,891	28,169,267
Epizyme, Inc.*(a)	1,410,186	24,466,727
Exact Sciences Corp.*(a)	123,316	5,165,707
Exelixis, Inc.*(a)	1,917,566	56,069,630
FibroGen, Inc.*	198,406	9,563,169
GlycoMimetics, Inc.*(a)	1,106,962	13,504,936
Immunomedics, Inc.*(a)	989,250	12,504,120
Incyte Corp.*	699,452	96,111,699
Insmed, Inc.*	884,129	10,980,882
Juno Therapeutics, Inc.*(a)	628,755	25,948,719
Kite Pharma, Inc.*	55,350	9,851,746
La Jolla Pharmaceutical Co.*(a)	590,924	20,180,055
MacroGenics, Inc.*	181,233	3,427,116
Natera, Inc.*	1,428,165	17,637,838
Neurocrine Biosciences, Inc.*(a)	306,692	17,358,767
OvaScience, Inc.*(a)	1,245,225	1,743,315
Ovid therapeutics, Inc.*(a)	380,730	3,586,477
ProQR Therapeutics NV (Netherlands)*(a)	1,645,254	9,131,160
Proteostasis Therapeutics, Inc.*	1,435,184	3,114,349
Prothena Corp PLC (Ireland)*(a)	392,856	24,137,073
Regeneron Pharmaceuticals, Inc.*	88,412	43,931,923
Retrophin, Inc.*	565,062	13,787,513
Sage Therapeutics, Inc.*(a)	802,147	65,976,591
Sarepta Therapeutics, Inc.*(a)	892,365	35,953,386
Spark Therapeutics, Inc.*	234,437	19,301,198
Syndax Pharmaceuticals, Inc.*	620,431	7,197,000
TESARO, Inc.*(a)	286,244	36,965,550
TG Therapeutics, Inc.*(a)	938,019	11,912,841
Ultragenyx Pharmaceutical, Inc.*(a)	301,665	17,213,005
UroGen Pharma Ltd. (Israel)*	141,731	3,380,284
Vertex Pharmaceuticals, Inc.*	257,492	41,337,766

		1,264,693,422

Health Care Equipment — 6.5%
Boston Scientific Corp.*	1,407,344	38,772,327
DexCom, Inc.*	592,504	44,206,724
Edwards Lifesciences Corp.*	235,633	26,782,047
GenMark Diagnostics, Inc.*(a)	1,334,522	12,998,244
iRhythm Technologies, Inc.*(a)	71,707	3,423,292
Nevro Corp.*	293,766	25,316,754

		151,499,388

Health Care Services — 0.3%
Teladoc, Inc.*(a)	204,357	6,856,177

Health Care Supplies — 0.2%
Align Technology, Inc.*	30,552	5,399,761

Health Care Technology — 0.5%
Evolent Health, Inc. (Class A Stock)*	350,216	5,848,607
Tabula Rasa HealthCare, Inc.*(a)	209,374	4,759,071

		10,607,678

Life Sciences Tools & Services — 2.9%
Illumina, Inc.*	334,250	68,340,755

Managed Health Care — 17.5%
Aetna, Inc.	352,776	55,632,775
Centene Corp.*	477,180	42,397,443
Cigna Corp.	390,239	71,046,912
Humana, Inc.	355,641	91,620,235
UnitedHealth Group, Inc.	742,796	147,742,124

		408,439,489

Pharmaceuticals — 16.1%
Aerie Pharmaceuticals, Inc.*(a)	1,273,174	73,016,529
Allergan PLC	434,319	99,667,524
Assembly Biosciences, Inc.*	1,342,370	36,391,651
Bristol-Myers Squibb Co.	950,933	57,512,428
Cassiopea SpA (Italy)*	230,363	7,936,473
Cassiopea SpA (Italy), 144A*	67,672	2,331,438
Dermira, Inc.*(a)	705,774	16,649,209
Eli Lilly & Co.	490,433	39,867,298
GW Pharmaceuticals PLC (United Kingdom), ADR*(a)	272,483	28,834,151
Ocular Therapeutix, Inc.*(a)	1,431,743	8,962,711
Revance Therapeutics, Inc.*(a)	272,703	6,694,859

		377,864,271

TOTAL COMMON STOCKS (cost $1,341,801,225)		2,293,700,941

PREFERRED STOCK — 0.1%
Health Care Equipment
ControlRad Systems, Inc., Private Placement, Reg D, Series A (original cost $2,400,000; purchased 8/31/12)*(f)^	4,084,064	3,471,454

TOTAL LONG-TERM INVESTMENTS (cost $1,344,201,225)		2,297,172,395

SHORT-TERM INVESTMENTS — 18.1%
AFFILIATED MUTUAL FUNDS
Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund(w)	41,981,068	41,981,068
Prudential Investment Portfolios 2 — Prudential Institutional Money Market Fund (cost $382,123,325; includes $381,733,666 of cash collateral for securities on loan)(b)(w)	382,114,350	382,152,562

TOTAL SHORT-TERM INVESTMENTS (cost $424,104,393)		424,133,630

TOTAL INVESTMENTS — 116.2% (cost $1,768,305,618)(x)	2,721,306,025
Liabilities in excess of other assets — (16.2)%	(379,722,145)

NET ASSETS — 100.0%	$2,341,583,880

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings:

*	Non-income producing security.
^	Indicates a Level 3 security. The aggregate value of Level 3 securities is $3,471,454 and 0.1% of net assets.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $386,834,538; cash collateral of $381,733,666 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. Cash collateral is less than 102% of the market value of securities loaned due to significant market increases on last business day of the reporting period. Collateral was subsequently received on the following business day and the Fund remained in compliance.
(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(f)	Indicates a restricted security; the aggregate original cost of the restricted securities is $2,400,000. The aggregate value of $3,471,454 is approximately 0.1% of net assets.
(w)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund and Prudential Institutional Money Market Fund.
(x)	The United States federal income tax basis of investments and the net unrealized appreciation were as follows:

Tax Basis	$1,772,081,477

Gross Unrealized Appreciation	1,019,307,117
Gross Unrealized Depreciation	(70,082,569)

Net Unrealized Appreciation	$949,224,548

The book basis may differ from tax basis due to certain tax-related adjustments.

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of August 31, 2017 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Biotechnology	$1,264,693,422	$—	$—
Health Care Equipment	151,499,388	—	—
Health Care Services	6,856,177	—	—
Health Care Supplies	5,399,761	—	—
Health Care Technology	10,607,678	—	—
Life Sciences Tools & Services	68,340,755	—	—
Managed Health Care	408,439,489	—	—
Pharmaceuticals	367,596,360	10,267,911	—
Preferred Stock
Health Care Equipment	—	—	3,471,454
Affiliated Mutual Funds	424,133,630	—	—

Total	$2,707,566,660	$10,267,911	$3,471,454

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

Prudential Jennison Utility Fund

Schedule of Investments

as of August 31, 2017 (unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 99.1%
COMMON STOCKS
Cable & Satellite — 2.8%
Charter Communications, Inc. (Class A Stock)*	129,456	$51,593,394
Comcast Corp. (Class A Stock)	1,089,670	44,251,499

		95,844,893

Electric Utilities — 47.6%
Alliant Energy Corp.	2,328,163	99,505,687
Alupar Investimento SA (Brazil)	514,135	3,019,952
Alupar Investimento SA (Brazil), 144A	2,444,818	14,360,495
American Electric Power Co., Inc.	1,852,088	136,369,239
Edison International	1,463,100	117,311,358
El Paso Electric Co.	436,094	24,225,022
Emera, Inc. (Canada)	870,658	33,438,845
Enel SpA (Italy)	13,826,334	83,764,965
Exelon Corp.	3,526,545	133,550,259
Fortis, Inc. (Canada)	2,774,561	101,517,271
Great Plains Energy, Inc.	2,214,329	67,957,757
Iberdrola SA (Spain)	8,506,520	69,601,130
NextEra Energy, Inc.	1,122,543	168,953,947
PG&E Corp.	2,341,215	164,774,712
Pinnacle West Capital Corp.	766,163	68,931,685
PNM Resources, Inc.	1,335,706	56,633,934
Portland General Electric Co.	1,224,547	58,178,228
PPL Corp.	1,661,197	65,185,370
Southern Co. (The)	702,006	33,878,810
Xcel Energy, Inc.	2,326,149	115,144,376

		1,616,303,042

Gas Utilities — 3.9%
Atmos Energy Corp.	982,687	86,515,764
Infraestructura Energetica Nova SAB de CV (Mexico), 144A	2,815,921	15,354,343
Italgas SpA (Italy)	5,046,728	28,536,843

		130,406,950

Independent Power Producers & Energy Traders — 2.8%
NRG Energy, Inc.	2,836,349	70,653,454
NRG Yield, Inc. (Class C Stock)	1,296,045	23,976,832

		94,630,286

Multi-Utilities — 17.2%
Ameren Corp.	1,814,430	108,847,656
CMS Energy Corp.	2,270,946	110,231,719
Dominion Energy, Inc.	759,077	59,792,495
DTE Energy Co.	1,344,914	151,060,741
NiSource, Inc.	3,700,802	99,440,550
Sempra Energy	468,580	55,259,639

		584,632,800

Oil & Gas Storage & Transportation — 12.8%
Antero Midstream GP LP(a)	564,209	10,753,824
Cheniere Energy Partners LP Holdings LLC	2,496,502	62,737,095
Cheniere Energy, Inc.*	842,515	36,051,217
Energy Transfer Partners LP	1,763,743	33,528,755
EQT GP Holdings LP	620,919	17,708,610
Kinder Morgan, Inc.	1,786,583	34,534,649
Pembina Pipeline Corp. (Canada)	982,284	31,659,013
Targa Resources Corp.	773,625	34,480,466
TransCanada Corp. (Canada)	1,605,360	81,518,220
Williams Cos., Inc. (The)	3,114,463	92,592,985

		435,564,834

Renewable Electricity — 2.1%
NextEra Energy Partners LP(a)	1,744,077	72,309,432

Specialized REITs — 7.2%
American Tower Corp.	582,500	86,239,125
CyrusOne, Inc.	1,033,228	65,124,361
Equinix, Inc.	75,608	35,415,543
SBA Communications Corp.*	364,430	55,958,227

		242,737,256

Water Utilities — 2.7%
American Water Works Co., Inc.	1,147,629	92,843,186

TOTAL LONG-TERM INVESTMENTS (cost $2,296,576,941)		3,365,272,679

SHORT-TERM INVESTMENTS — 0.9%
AFFILIATED MUTUAL FUNDS
Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund(w)	17,386,671	17,386,671
Prudential Investment Portfolios 2 — Prudential Institutional Money Market Fund (cost $11,050,970; includes $11,039,350 of cash collateral for securities on loan)(b)(w)	11,049,865	11,050,970

TOTAL SHORT-TERM INVESTMENTS (cost $28,437,641)		28,437,641

TOTAL INVESTMENTS — 100.0% (cost $2,325,014,582)(x)		3,393,710,320
Other assets in excess of liabilities — 0.0%		1,694,181

NET ASSETS — 100.0%		$3,395,404,501

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $11,167,406; cash collateral of $11,039,350 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. Cash collateral is less than 102% of the market value of securities loaned due to significant market increases on last business day of the reporting period. Collateral was subsequently received on the following business day and the Fund remained in compliance.
(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(w)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund and Prudential Institutional Money Market Fund.
(x)	The United States federal income tax basis of investments and the net unrealized appreciation were as follows:

Tax Basis	$2,331,699,709

Gross Unrealized Appreciation	1,079,855,592
Gross Unrealized Depreciation	(17,844,981)

Net Unrealized Appreciation	$1,062,010,611

The book basis may differ from tax basis due to certain tax-related adjustments.

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of August 31, 2017 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Cable & Satellite	$95,844,893	$—	$—
Electric Utilities	1,448,576,452	167,726,590	—
Gas Utilities	86,515,764	43,891,186	—
Independent Power Producers & Energy Traders	94,630,286	—	—
Multi-Utilities	584,632,800	—	—
Oil & Gas Storage & Transportation	435,564,834	—	—
Renewable Electricity	72,309,432	—	—
Specialized REITs	242,737,256	—	—
Water Utilities	92,843,186	—	—
Affiliated Mutual Funds	28,437,641	—	—

Total	$3,182,092,544	$211,617,776	$—

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

Glossary:

The following abbreviations are used in the quarterly schedule of portfolio holdings:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
ADR	American Depositary Receipt
CVA	Certificate Van Aandelen (Bearer)
REIT(s)	Real Estate Investment Trust(s)
Reg D	Security was purchased pursuant to Regulation D under the Securities Act of 1933, providing exemption from the registration requirements. Unless otherwise noted, Regulation D securities are deemed to be Liquid.
ZAR	South African Rand

Notes to Schedules of Investments (unaudited)

Securities Valuation: Each Fund holds securities and other assets and liabilities that are fair valued at the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Directors (the “Board”) has adopted valuation procedures for security valuation under which fair valuation responsibilities have been delegated to PGIM Investments LLC (“PGIM Investments” or “the Manager”) (formerly known as Prudential Investments LLC). Under the current valuation procedures, the Valuation Committee is responsible for supervising the valuation of portfolio securities and other assets and liabilities. The valuation procedures permit the Funds to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly scheduled quarterly meeting.

Various inputs determine how each Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments.

Common and preferred stocks, exchange-traded funds, and derivative instruments, such as futures or options, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy. In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Foreign equities traded on foreign securities exchanges are generally valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy. The models generate an evaluated adjustment factor for each security, which is applied to the local closing price to adjust it for post closing market movements. Utilizing that evaluated adjustment factor, the vendor provides an evaluated price for each security. If the vendor does not provide an evaluated price, securities are valued in accordance with exchange-traded common and preferred stock valuation policies discussed above.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.

Each Fund may invest up to 15% of its net assets in illiquid securities, including those that are restricted as to disposition under securities law (“restricted securities”). Restricted securities are valued pursuant to the valuation procedures noted above.

Each Fund may invest their overnight sweep cash in the Prudential Core Ultra Short Bond Fund and their securities lending cash collateral in the Prudential Institutional Money Market Fund, each a series of Prudential Investment Portfolios 2, registered under the Investment Company Act of 1940, as amended, and managed by PGIM Investments.

Other information regarding the Funds is available in the Funds’ most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov)

Item 2. Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Prudential Sector Funds, Inc.

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary of the Fund

Date	October 18, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date	October 18, 2017

By (Signature and Title)*	/s/ M. Sadiq Peshimam
M. Sadiq Peshimam
Treasurer and Principal Financial and Accounting Officer

Date	October 18, 2017

*	Print the name and title of each signing officer under his or her signature.